Financial Instruments with Preferred Rights (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Series of Financings by Issuing Preferred Shares

The Group has completed a series of financings by issuing preferred shares with the following details:

			Subscription
		Number of	consideration
Date of subscription	Round	preferred shares	RMB’000
March 3, 2016	Series Pre-A	3,109,000	33,110
January 3, 2017	Series A	8,471,200	137,868
December 20, 2018	Series B	10,127,579	379,148
August 21, 2020/December 1, 2020	Series C	21,349,537	923,247
		43,057,316	1,473,373

Movements of Financial Instruments with Preferred Rights

Movements of financial instruments with preferred rights during the years ended December 31, 2019, 2020 and 2021 were as follows:

Fair value
RMB’000
As of January 1, 2019	573,499
Change in fair value recognized in profit or loss	59,397
Change in fair value due to foreign currency translation recognized in other comprehensive income	10,112
As of December 31, 2019	643,008
Issuance of Series C Preferred Shares	923,247
Change in fair value recognized in profit or loss	579,286
Share-based compensation to additional Series C preferred shareholder	19,655
Change in fair value due to foreign currency translation recognized in other comprehensive income	(93,688)
As of December 31, 2020	2,071,508
Change in fair value recognized in profit or loss	674,269
Change in fair value due to foreign currency translation recognized in other comprehensive income	(2,152)
Converted to ordinary shares upon IPO	(2,743,625)
As of December 31, 2021	—

Key Valuation Assumptions Used to Determine Fair Value of Financial Instruments with Preferred Rights

Key valuation assumptions used to determine the fair value of the financial instruments with preferred rights are as follows:

Year ended December 31,
	2019	2020
DLOM	25.8% ~ 30.7%	14.0% ~ 25.8%
Expected volatility	55.0% ~ 60.0%	64.0% ~ 75.1%
Risk-Free interest rate	1.7% ~ 2.3%	0.1% ~ 0.2%